Loans Payable (Tables)	9 Months Ended
Jul. 31, 2021
Loans Payable [Abstract]
Summary Of Detailed Information About Loans Payable

	BDC Loan	Other Loans	Total
	$	$	$
Balance at October 31, 2020	2,174,540	73,338	2,247,878
Proceeds from loans payable	3,091,220	7,000,000	10,091,220
Repayment of loans payable	(1,102,833)	(35,503)	(1,138,336)
Foreign exchange gain or loss	261,598	3,174	264,772

Balance at July 31 , 2021	4,424,525	7,041,009	11,465,534